Intangible Assets, Net (Details) - Schedule of Intangible Assets Net ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Intangible Assets Net [Abstract]
Software and operating system	¥ 4,823	$ 665	¥ 6,614
Less: Accumulated amortization	(3,032)	(418)	(5,500)
Intangible assets, net	¥ 1,791	$ 247	¥ 1,114